Schedule of Redemption Option for Investors (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 5,014	$ 3,582	$ 2,959
2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	3,244
2025 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	402
2026 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	309
2027 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 1,059